Property, equipment and software, net (Tables)	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of property equipment and software

Property, equipment and software, net, consisted of the following:

	As of September 30,
	2024	2025

Vending machine	$810	$798
Leasehold improvement	516	486
Electronic equipment	508	416
Copyright licenses	370	365
Software	267	263
Office furniture	22	13
Total	$2,493	$2,341
Less: Accumulated depreciation and amortization	(2,066)	(2,054)
Property, equipment and software, net	$427	$287